Segment Reporting	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 24 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results as one operating segment. The Company has single operating entity at a single location, and all of the products are electrical products and use the similar product line and labors. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following tables present revenue by five major international markets for the fiscal years ended December 31, 2022, 2021 and 2020, respectively.

	December 31, 2022
Top Five International Markets:	Sales Amount (In USD)	As % of Sales
China	$18,033,220	67.02%
Poland	1,607,394	5.97%
Germany	1,217,732	4.53%
Canada	971,909	3.61%
U.K.	879,733	3.27%

	December 31, 2021
Top Five International Markets:	Sales Amount (In USD)	As % of Sales
China	$10,638,503	57.11%
France	1,202,988	6.46%
Poland	1,129,165	6.06%
Mexico	1,071,869	5.75%
U.K.	790,326	4.24%

	December 31, 2020
Top Five International Markets:	Sales Amount (In USD)	As % of Sales
China	$9,558,270	67.68%
France	886,074	6.27%
Poland	555,097	3.93%
Germany	465,042	3.29%
Mexico	309,180	2.19%